Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ (12,787)	$ (14,875)	$ (26,868)	$ (62,587)
Retained Earnings (Accumulated Deficit), Ending Balance	(149,713)		(149,713)			$ (123,891)
Net Cash Provided by (Used in) Operating Activities, Total			(22,040)	(10,410)
Revenue from Contract with Customer, Including Assessed Tax			0	$ 0
Cash, Cash Equivalents, and Short-term Investments, Total	22,435		22,435
Government Grants, Current						307
Short-term Investments, Total	3,022		$ 3,022			$ 3,074
Bank Time Deposits [Member]
Short-term Investments, Maturity			1 year
Short-term Investments, Total	$ 3,022		$ 3,022		¥ 20
Wanchun Pharma [Member]
Government Grants, Current							$ 316	¥ 2